THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H
American Legacy® Design, American Legacy® Signature

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM II Access,
Lincoln ChoicePlusSM Design, Lincoln ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® Design, American Legacy® Signature

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II Access,
Lincoln ChoicePlusSM Design, Lincoln ChoicePlusSM Signature

Supplement dated June 3, 2011 to the prospectus dated May 1, 2011

This supplement outlines a correction to the prospectus for your individual variable annuity. It is for informational purposes and requires no action on your part.

The Contracts - i4LIFE® Advantage – The i4LIFE® Advantage issue age for qualified contracts was incorrectly stated in your May 1, 2011 prospectus. The following sentence is a revision to the fourth paragraph of the i4LIFE® Advantage section of your prospectus:

i4LIFE ® Advantage with Guaranteed Income Benefit must be elected by age 80 for qualified contracts.

Please retain this supplement for future reference.